Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income [Abstract]
Current taxes	$ 40,181	$ 30,302	$ 22,375
Deferred taxes	(12,980)	(6,001)	(9,004)
Total	$ 27,201	$ 24,301	$ 13,371